Annual Fund Operating Expenses (Vanguard Growth and Income Fund Retail)	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Admiral Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.24%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.37%	0.26%